Discontinued Operations (Details) - Schedule of discontinued operations in the consolidated statements of operations and comprehensive loss ¥ in Thousands, $ in Thousands		4 Months Ended	12 Months Ended
		Sep. 16, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Schedule Of Discontinued Operations In The Consolidated Statements Of Operations And Comprehensive Loss Abstract
Net revenues		$ 1,084,480				$ 4,104,931		$ 3,802,679
Cost of revenues		(431,438)				(2,271,802)		(2,089,623)
Sales and marketing expenses		(40,076)				(2,364,389)		(2,298,316)
Research and development expenses		(3,323)				(315,074)		(261,819)
General and administrative expenses		(63,917)				(237,270)		(139,689)
(Provision) reversal of lease termination loss		1,362				(67,413)
Total other income (expenses), net		(79,098)				238,138		254,968
Income tax expenses		(480)					¥ 2,883	(84)
Net (loss) income from discontinued operations		467,510				(912,879)		(731,884)
Net gain from disposal of discontinued operations*	[1]	355,278
Net (loss) income related to discontinued operations		$ 822,788	¥ 822,788		¥ (912,879)	$ (912,879)	¥ (731,884)	$ (731,884)

[1]	Net gain from disposal of discontinued operations is resulted from the gain of RMB399,648 from disposal of investment in net deficits of disposed operations on September 16, 2022, partially offset by realized accumulated comprehensive other loss of RMB44,370.